Distributions To Unitholders (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Distributions To Unitholders [Abstract]
Available cash balance	$ 0	$ 0	$ 0